PROMISSORY NOTES – RELATED PARTY (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Apr. 25, 2020	Oct. 25, 2019	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 15, 2020
Proceed from related party						$ 344,180	$ 315,042	$ 793,187	$ 897,811
Repayment of related party						228,190	192,244	390,621	676,938
Interest expense				$ 431,369	$ 224,821	1,014,916	329,188	1,532,186	800,822
Accrued interest - related party				639,414		639,414		352,884	178,563
Notes payable				1,889,762		1,889,762		1,885,616	1,838,300
Repayment of promissory from related party								68,096	88,000
Common stock issued for cash								15,000	65,000
Lisa Landau [Member]
Debt principal balance				78,184		78,184		76,359	22,077
Repayment of debt						71,000		63,476	25,462
Advance from improvement						71,000			84,600
Repayment of promissory from related party						140,175
Funded from improvement								58,902
Non Convertible Promissory Note [Member] | Six Twenty Management LLC [Member]
Debt principal balance	$ 288,611			1,270,906		1,270,906		960,746	447,317
Debt instrument, percentage	8.00%
Proceed from related party	$ 609,200					385,875		734,285
Repayment of related party						75,715		220,856
Repayment of debt						13,600
Interest expense						50,836	$ 48,700
Accrued interest - related party				137,801		137,801		86,965	24,354
Cash								544,468
Interest expense - related party								62,611	24,354
Non Convertible Promissory Note [Member] | Six Twenty Management LLC [Member] | Labrys Fund L P [Member]
Related party								124,444
Interest expense - related party								30,470
Promissory Note [Member]
Debt principal balance											$ 126,477
Debt instrument, percentage											15.00%
Promissory Note [Member] | RAS, LLC [Member]
Debt instrument, percentage			10.00%
Repayment of debt						12,300		116,000
Interest expense						21,356			17,600
Accrued interest - related party				$ 67,232		$ 67,232		45,876
Employee relative issued amount			$ 440,803
Default coupon rate			18.00%	18.00%		18.00%
Secured of common shares		2,500,000	2,500,000
Notes payable				$ 237,289		$ 237,289		249,589	365,590
Cash								17,600	30,800
Interest expense - related party								48,228	$ 64,590
Default coupon rate			18.00%
Common stock issued for cash, shares									29,727	132,461
Common stock issued for cash									$ 10,999	$ 97,858
Accrued interest - related party								$ 45,876	$ 15,248
Six Twenty Management LLC [Member]
Ownership percentage				100.00%		100.00%
Six Twenty Management LLC [Member] | Non Convertible Promissory Note [Member]
Ownership percentage								100.00%